Acquisitions - Schedule of Summarized Consolidated Pro Forma Financial Information (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Brasil Knutsen [Member]
Business Acquisition [Line Items]
Revenue	$ 223,220
Net income	64,034
Lena Knutsen [Member]
Business Acquisition [Line Items]
Revenue	220,904
Net income	62,999
Vigdis Knutsen [Member]
Business Acquisition [Line Items]
Revenue	222,354
Net income	63,225
Tordis Knutsen [Member]
Business Acquisition [Line Items]
Revenue	221,198
Net income	$ 66,584